Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity

NOTE 11.     Equity

Dividends

On July 8, 2026, the Company’s Board of Directors declared a monthly common stock cash dividend of $0.0475 per share for each of July, August, and September 2026, payable on July 29, 2026, August 26, 2026, and September 23, 2026, respectively, to stockholders of record as of the close of business on July 17, 2026, August 14, 2026, and September 11, 2026, respectively.

During the three months ended June 30, 2026, the Company declared and paid common stock cash dividends of $0.1599 per share, which was comprised of a pro rata quarterly common stock cash dividend of $0.0174 per share for the period commencing from the date of the IPO through March 31, 2026 and a quarterly common stock cash dividend of $0.1425 per share for the three months ended June 30, 2026.

Initial Public Offering

Formation Transactions

In March 2026, Janus Living consummated a series of formation transactions through which Healthpeak transferred, directly or indirectly, cash plus senior housing real estate communities and certain parcels of land for future development to the Company. As a result of these transactions, Healthpeak received 138,816,246 shares of Class A-1 common stock and 75,917,780 common units in Janus Living OP. Janus Living contributed the real estate assets received in the formation transactions to Janus Living OP in exchange for common units, and following such contributions and the formation transactions described above, Janus Living held 187,222,996 common units in Janus Living OP. In connection with these formation transactions, Healthpeak also purchased shares of Class A-2 common stock in an amount equivalent to the common units of Janus Living OP that Healthpeak held following completion of the formation transactions described above, for aggregate consideration of approximately $760 thousand. Also in March 2026, in connection with the IPO, 48,300,000 shares of Class A-1 common stock were issued to public investors, generating total gross proceeds of $966 million, less $65 million of fees paid to the underwriters. During the six months ended June 30, 2026 a portion of these proceeds were utilized to fund certain other offering and transaction-related costs (see Note 18).

June Follow-On Offering

On June 4, 2026, an additional 25,000,000 shares of Class A-1 common stock were issued to public investors upon completion of the June Follow-On Offering. In connection with the June Follow-On Offering, the Company granted the underwriters a 30-day option to purchase up to an additional 3,750,000 shares of Class A-1 common stock, which was exercised in full on June 22, 2026. The June Follow-On Offering generated total gross proceeds of $719 million, less $28 million of fees paid to the underwriters. During the three months ended June 30, 2026, in connection with the June Follow-On Offering, $1 million of offering costs, in addition to fees paid to the underwriters, were incurred and recognized within additional paid-in capital on the Combined and Consolidated Statements of Equity.

Class A-1 Common Stock, Class A-2 Common Stock, and Common Units

Following the IPO, Janus Living has two classes of common stock: Class A-1 common stock and Class A-2 common stock. Class A-1 common stock has both voting and economic rights and is held by Healthpeak and public investors. Janus Living’s Class A-2 common stock was issued only to Healthpeak and has voting rights but is not entitled to receive any dividends or distributions, and has no other economic rights. The purpose of the Class A-2 common stock is to give Healthpeak voting rights that correspond to its common units in Janus Living OP, which do not provide holders with the right to vote on matters submitted to the stockholders of Janus Living. Shares of Class A-2 common stock are not listed on the New York Stock Exchange. Class A-2 common stock will not be issued to any holder other than Healthpeak.

Noncontrolling Interests

Healthpeak OP Units

Common unitholders (“OP Unitholders”) have the right to require redemption of part or all of their common units of Janus Living OP (“common units” or “Healthpeak OP Units”) for cash or shares of Janus Living’s Class A-1 common stock, at Janus Living Inc.’s option as managing member of Janus Living OP. The per unit redemption amount is equal to either one share of the Janus Living’s Class A-1 common stock or cash equal to the fair value of a share of Class A-1 common stock at the time of redemption. The common units are classified in permanent equity because Janus Living, Inc. may elect to issue shares of its Class A-1 common stock to OP Unitholders who choose to redeem their common units rather than using cash. In connection with the formation transactions and June Follow-On Offering, Janus Living holds 215,972,996 common units in Janus Living OP and Healthpeak holds 75,917,780 common units as of June 30, 2026. The resulting change in the Company’s net assets and capital structure required an allocation between equity and noncontrolling interests on the Combined and Consolidated Statements of Equity. Each unitholder’s interest is calculated by dividing its units held by the total common units outstanding. Healthpeak’s common units are presented as common units of Janus OP, LLC held by Healthpeak Properties, Inc. on the Combined and Consolidated Balance Sheets.

As of June 30, 2026, Healthpeak held 75,917,780 Healthpeak OP Units, all of which were convertible into Class A-1 common stock. As of June 30, 2026, the Healthpeak OP Units had a value of $2.2 billion based on the closing stock price on June 30, 2026.

LTIP Units

During the six months ended June 30, 2026, certain employees of the Company (“LTIP Unitholders”) were issued approximately 392 thousand non-managing member units in Janus Living OP (“LTIP Units,” together with the Healthpeak OP Units, “OP Units”), all of which were profits interests in Janus Living OP. When certain conditions are met, the LTIP Unitholders have the right to require redemption of part or all of their LTIP Units for cash or shares of the Company’s Class A-1 common stock, at the Company’s option as managing member of Janus Living OP. The per unit redemption amount is equal to either one share of the Company’s Class A-1 common stock or cash equal to the fair value of a share of Class A-1 common stock at the time of redemption. The Company classifies the LTIP Units in permanent equity because it may elect, in its sole discretion, to issue shares of its Class A-1 common stock to LTIP Unitholders who choose to redeem their LTIP Units rather than using cash. As of June 30, 2026, there were approximately 392 thousand LTIP Units outstanding and none had met the criteria for redemption.